SHORT-TERM AND LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM DEBT

NOTE 3 SHORT-TERM AND LONG-TERM DEBT

The short-term debt balances were as follows:

	September 30, 2025	December 31, 2024

Loan from Shanghai Commercial Bank at 3.1%-3.2% interest rate per annum. Fully paid off in 2025. (1)	$-	$183,011
Loan from HuaNam Bank at 3.45% interest rate per annum. Due in July 2026.	164,134	91,505
Loan from ChangHwa Bank at 3% -3.3% interest rate per annum. Fully paid off in 2025.	-	152,509
Balance at end of period	$164,134	$427,025

As of September 30, 2025 and December 31, 2024, there was $32,802 and $29,013, respectively, of restricted cash pledged as security for the Shanghai Commercial Bank short term loan.

The Long-term debt balances were as follows:

Loans from Shanghai Commercial Bank with interest rates 2.1% per annum due January 2029 (1)	$437,689	$498,195
Current Portion of Long-term debt	(131,307)	(122,007)
Balance at end of period	$306,382	$376,188

(1)	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD 10,000,000 (approximately $300,000 USD) and term loan facility amounting of TWD 20,000,000 (approximately ($600,000 USD). The term for the revolving loan is 1 year (and was fully paid off as of September 30, 2025) and for the term loan is 5 years. The 5 year term loan requires monthly payments including interest and principal, and the revolving loan requires a full principal repayment at the maturity date. The short-term Shanghai Commercial Bank loan is 75% securitized by the government guarantee fund called SME credit guarantee fund and 10% by saving deposit security. The guarantors of this loan are Mr. Siu and Mr. Cheung, who are both part of Iveda Taiwan’s management team.

NOTE 3 SHORT-TERM AND LONG-TERM DEBT

The short-term debt balances were as follows:

	December 31, 2024	December 31, 2023

Loan from Shanghai Commercial Bank at 3.1%-3.2% interest rate per annum. Due originally in January 2025 and subsequently replaced with a new loan which matures January 2026.	$183,011	$88,032
Loan from HuaNam Bank at 3.4% interest rate per annum. Due in June 2025.	91,505	97,777
Loan from ChangHwa Bank at 3% -3.3% interest rate per annum. Due in May 2025.	152,509	162,962
Balance at end of period	$427,025	$348,771

As of December 31, 2024, there was $29,013 of restricted cash pledged as security for the Shanghai Commercial Bank short term loan.

The Long-term debt balances were as follows:

Loans from Shanghai Commercial Bank with interest rates 2.1% per annum due January 2029 (1)	$498,195	$-
Current Portion of Long-term debt	(122,007)	-
Balance at end of period	$376,188	$-

2025	$122,007
2026	122,007
2027	122,007
2028	122,007
Thereafter	10,167
Total	$498,195

(1)	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD 10,000,000 (approximately $300,000 USD) and term loan facility amounting of TWD 20,000,000 (approximately ($600,000 USD). The term for the revolving loan is 1 year and for the term loan is 5 years. The 5 year term loan requires monthly payments including interest and principle, and the revolving loan requires a full principal repayment at the maturity date. The short-term Shanghai Commercial Bank loan is 75% securitized by the government guarantee fund called SME credit guarantee fund and 10% by saving deposit security. The guarantors of this loan are Mr. Siu and Mr. Cheung, who are both part of Iveda Taiwan’s management team.